Fair Value Measurements - Fair Value, Assets Measured on Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 01, 2020
Assets, Fair Value Disclosure [Abstract]
Cash and marketable securities held in Trust Account			$ 207,372,020
Fair Value, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and marketable securities held in Trust Account	$ 207,385,917
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability—Public Warrants	30,691,059
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Cash and marketable securities held in Trust Account	207,385,917
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability—Public Warrants	30,691,059	$ 11,509,147
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability—Private Placement Warrants	23,114,374	11,003,918
US Treasury Securities [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability—Private Placement Warrants	$ 23,114,374
US Treasury Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund		$ 207,376,213